Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	RiverPark Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001494928
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2024
Prospectus Date	rr_ProspectusDate	Jan. 26, 2024
RiverPark Large Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section RiverPark Large Growth Fund Retail Class Shares Institutional Class Shares Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverPark Large Growth Fund (“RiverPark Growth” or the “Fund”) seeks long-term capital appreciation through investments primarily in securities of large-cap companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

RiverPark Growth seeks long-term capital appreciation by investing in equity securities of large capitalization companies that RiverPark believes have above-average growth prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. RiverPark uses fundamental research to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital. RiverPark also looks for companies with strong and experienced management teams with clear business objectives. RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark’s investment process includes several well-defined steps. First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the company’s future enterprise value. RiverPark’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics. Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security’s intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark’s goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-564-4517
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RPXIX)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest quarterly return was 38.72% for the quarter ended June 30, 2020, and the lowest quarterly return was -33.91% for the quarter ended June 30, 2022.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2023, the ten years ended December 31, 2023 and since inception of the Fund (September 30, 2010), compared to that of the Fund’s benchmarks (Russell 1000 Growth Total Return Index and S&P 500 Total Return Index):

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Large Growth Fund | Equity Securities Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

RiverPark Large Growth Fund | Market Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

RiverPark Large Growth Fund | Large Cap Company Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Cap Company Risk. Because the Fund invests primarily in large cap company securities, the Fund may underperform other funds during periods when large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

RiverPark Large Growth Fund | Foreign Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

RiverPark Large Growth Fund | Growth Stock Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

RiverPark Large Growth Fund | Information Technology Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Risk. The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of the Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

RiverPark Large Growth Fund | Management Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

RiverPark Large Growth Fund | Geopolitical and Health Crisis Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Fund’s investments.

RiverPark Large Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
RiverPark Large Growth Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPXFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,574
1 Year	rr_AverageAnnualReturnYear01	51.15%
5 Years	rr_AverageAnnualReturnYear05	12.34%
10 Years	rr_AverageAnnualReturnYear10	9.04%
Since Inception	rr_AverageAnnualReturnSinceInception	11.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPXIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,235
Annual Return 2014	rr_AnnualReturn2014	4.65%
Annual Return 2015	rr_AnnualReturn2015	(3.08%)
Annual Return 2016	rr_AnnualReturn2016	6.52%
Annual Return 2017	rr_AnnualReturn2017	30.19%
Annual Return 2018	rr_AnnualReturn2018	(4.39%)
Annual Return 2019	rr_AnnualReturn2019	32.31%
Annual Return 2020	rr_AnnualReturn2020	55.32%
Annual Return 2021	rr_AnnualReturn2021	10.68%
Annual Return 2022	rr_AnnualReturn2022	(47.37%)
Annual Return 2023	rr_AnnualReturn2023	51.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.91%)
1 Year	rr_AverageAnnualReturnYear01	51.57%
5 Years	rr_AverageAnnualReturnYear05	12.66%
10 Years	rr_AverageAnnualReturnYear10	9.33%
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	51.57%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.99%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.82%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.79%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[4]
RiverPark Large Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.53%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.03%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.35%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[4]
RiverPark Large Growth Fund | C Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,337
RiverPark Large Growth Fund | Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	42.68%
5 Years	rr_AverageAnnualReturnYear05	19.50%
10 Years	rr_AverageAnnualReturnYear10	14.86%
Since Inception	rr_AverageAnnualReturnSinceInception	15.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Wedgewood Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section Wedgewood Fund Retail Class Shares Institutional Class Shares Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wedgewood Fund (the “Wedgewood Fund” or the “Fund”) seeks long-term capital appreciation through investments primarily in securities of large-cap companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Wedgewood Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc., the Fund’s sub-adviser (“Wedgewood”), believes have above-average growth prospects. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. The Fund is non-diversified and invests in a limited number of companies, generally holding securities of between 19 and 21 companies. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside of the U.S.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today’s economy. Wedgewood invests for the long-term, and expects to hold securities, in many cases, for more than five years.

Wedgewood’s investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline. Wedgewood’s quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth. The qualitative process then focuses on the sustainability of the company’s business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage. Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company’s intrinsic value seeking to invest in a focused (19-21 securities) portfolio of its highest conviction ideas. Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood’s expectations, a superior opportunity becomes available and/or appreciation results in an excessively large holding in the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-564-4517
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RWGIX)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest quarterly return was 26.60% for the quarter ended June 30, 2020, and the lowest quarterly return was -17.38% for the quarter ended June 30, 2022.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2023, the ten years ended December 31, 2023 and since inception of the Fund (September 30, 2010), compared to that of the Fund’s benchmarks (Russell 1000 Growth Total Return Index and S&P 500 Total Return Index):

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
Wedgewood Fund | Equity Securities Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Wedgewood Fund | Market Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Wedgewood Fund | Large Cap Company Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Cap Company Risk. Because the Fund invests primarily in large cap company securities, the Fund may underperform other funds during periods when large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Wedgewood Fund | Foreign Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Wedgewood Fund | Growth Stock Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Wedgewood Fund | Information Technology Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Risk. The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of the Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Wedgewood Fund | Management Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. Management risk means that the sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Wedgewood Fund | Geopolitical and Health Crisis Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Fund’s investments.

Wedgewood Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
Wedgewood Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund is non-diversified, which means that its portfolio will be invested in a relatively small number of securities. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities.
Wedgewood Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RWGFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[5]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,605
1 Year	rr_AverageAnnualReturnYear01	28.80%
5 Years	rr_AverageAnnualReturnYear05	16.76%
10 Years	rr_AverageAnnualReturnYear10	10.20%
Since Inception	rr_AverageAnnualReturnSinceInception	12.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Wedgewood Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RWGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[5]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,321
Annual Return 2014	rr_AnnualReturn2014	9.55%
Annual Return 2015	rr_AnnualReturn2015	(6.82%)
Annual Return 2016	rr_AnnualReturn2016	4.55%
Annual Return 2017	rr_AnnualReturn2017	19.90%
Annual Return 2018	rr_AnnualReturn2018	(4.23%)
Annual Return 2019	rr_AnnualReturn2019	32.29%
Annual Return 2020	rr_AnnualReturn2020	31.38%
Annual Return 2021	rr_AnnualReturn2021	32.42%
Annual Return 2022	rr_AnnualReturn2022	(25.81%)
Annual Return 2023	rr_AnnualReturn2023	29.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.38%)
1 Year	rr_AverageAnnualReturnYear01	29.10%
5 Years	rr_AverageAnnualReturnYear05	17.13%
10 Years	rr_AverageAnnualReturnYear10	10.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Wedgewood Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.44%	[8]
5 Years	rr_AverageAnnualReturnYear05	11.21%	[8]
10 Years	rr_AverageAnnualReturnYear10	5.49%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[8]
Wedgewood Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.68%	[8]
5 Years	rr_AverageAnnualReturnYear05	12.65%	[8]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[8]
Wedgewood Fund | C Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[5]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,414
Wedgewood Fund | Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	42.68%
5 Years	rr_AverageAnnualReturnYear05	19.50%
10 Years	rr_AverageAnnualReturnYear10	14.86%
Since Inception	rr_AverageAnnualReturnSinceInception	15.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Wedgewood Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section RiverPark Short Term High Yield Fund Retail Class Shares Institutional Class Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverPark Short Term High Yield Fund (“RiverPark Short Term” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 372% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	372.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

RiverPark Short Term seeks high current income and capital appreciation consistent with the preservation of capital by investing in short term debt, securities issued by the U.S. Government, its agencies and instrumentalities, preferred stock, special purpose acquisition companies (“SPACs”), convertible bonds, bank loans and high yield bonds (collectively, “Securities”), that Cohanzick Management, LLC (“Cohanzick”), RiverPark Short Term’s sub-adviser, deems appropriate for the Fund’s investment objective. Under normal circumstances, RiverPark Short Term will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield Securities rated BB or below by a Rating Agency or, if unrated, determined by Cohanzick to be of comparable quality. The Fund will maintain a dollar-weighted average effective maturity of no more than three years. However, the Fund may invest up to 25% of its assets in Securities that have not been called or tendered having a maturity date in excess of three years. The effective maturity of a Security will be defined as the shorter of the contractual maturity of a security or the date Cohanzick reasonably believes that because of a Qualifying Feature (as described below) a Security will be redeemed earlier than the contractual maturity date. “Qualifying Feature” means any of the following: (a) an announcement, or when Cohanzick reasonably believes such an announcement will be made, of the issuer such as an issuer announcement of an early redemption; (b) a relevant contractual feature of the Security, such as provisions allowing holders a mandatory put date; (c) a specific attribute of such Security such as contractual sinking fund requirements and/or cash flow sweeps.

In addition to considering economic factors such as the effect of interest rates on RiverPark Short Term’s investments, Cohanzick applies a “bottom up” approach in choosing investments. This means that Cohanzick looks at Securities one at a time to determine if a Security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective. If Cohanzick is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective. Securities are generally held in the Fund’s portfolio until maturity or effective maturity. However, a Security may be sold prior to maturity. For example, a Security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer. In addition, a Security may be purchased at a discount and/or sold prior to maturity where Cohanzick believes it is advantageous to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-564-4517
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RPHIX)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest quarterly return was 1.84% for the quarter ended December 31, 2023 and the lowest quarterly return was -0.67% for the quarter ended March 31, 2020.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2023, the ten years ended December 31, 2023 and since inception of the Fund (September 30, 2010), compared to that of the Fund’s benchmarks (ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index, ICE BofA Merrill Lynch 1 Year U.S. Treasury Index and ICE BofA Merrill Lynch 0-3 Year U.S. High Yield Index Excluding Financials):

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Short Term High Yield Fund | Foreign Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

RiverPark Short Term High Yield Fund | Management Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. Management risk means that the Adviser’s or sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

RiverPark Short Term High Yield Fund | Geopolitical and Health Crisis Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Fund’s investments.

RiverPark Short Term High Yield Fund | Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Fixed Income Securities. The Fund may invest up to 100% of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk.

RiverPark Short Term High Yield Fund | Fixed Income Securities Market Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser or sub-adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy, suspending redemptions or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.

RiverPark Short Term High Yield Fund | Interest Rate Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed-income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.

RiverPark Short Term High Yield Fund | Credit Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

RiverPark Short Term High Yield Fund | Below Investment Grade Securities Risks
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Below Investment Grade Securities Risks (commonly referred to as “junk”). The Fund may invest 100% of its assets in fixed-income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating agencies and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

RiverPark Short Term High Yield Fund | Risks of Investing in Loans
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Loans. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

RiverPark Short Term High Yield Fund | Risks Associated with Investments in Distressed Securities
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Investments in Distressed Securities. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund’s sub-adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

RiverPark Short Term High Yield Fund | Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investments in SPACs. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities have no operating history or underlying business other than seeking an acquisition, the value of their securities is dependent on the ability of the entity’s management to identify and complete a profitable business combination. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In recent market conditions, SPACs have been subject to significant price volatility. In addition, these securities may be considered illiquid and/or be subject to restrictions on resale.

RiverPark Short Term High Yield Fund | Portfolio Turnover Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

RiverPark Short Term High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
RiverPark Short Term High Yield Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPHYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
1 Year	rr_AverageAnnualReturnYear01	5.63%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPHIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Annual Return 2014	rr_AnnualReturn2014	3.11%
Annual Return 2015	rr_AnnualReturn2015	1.22%
Annual Return 2016	rr_AnnualReturn2016	3.45%
Annual Return 2017	rr_AnnualReturn2017	2.50%
Annual Return 2018	rr_AnnualReturn2018	2.44%
Annual Return 2019	rr_AnnualReturn2019	2.77%
Annual Return 2020	rr_AnnualReturn2020	1.95%
Annual Return 2021	rr_AnnualReturn2021	2.05%
Annual Return 2022	rr_AnnualReturn2022	2.96%
Annual Return 2023	rr_AnnualReturn2023	5.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.67%)
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.70%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.79%	[11]
10 Years	rr_AverageAnnualReturnYear10	1.49%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[11]
RiverPark Short Term High Yield Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.44%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.81%	[11]
10 Years	rr_AverageAnnualReturnYear10	1.56%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[11]
RiverPark Short Term High Yield Fund | ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.61%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | ICE BofA Merrill Lynch 1 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.74%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | ICE BofA Merrill Lynch 0-3 Year U.S. High Yield Index Excluding Financials (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.16%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Long/Short Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section RiverPark Long/Short Opportunity Fund Retail Class Shares Institutional Class Shares Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverPark Long/Short Opportunity Fund (“RiverPark Long/Short” or the “Fund”) seeks long-term capital appreciation while managing downside volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

RiverPark Long/Short seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that RiverPark believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged over the long term. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S. The Fund limits its investments in the securities of foreign issuers to no more than 15% of its assets. The equity securities in which the Fund invests are primarily common stocks. The Fund may invest in the equity securities of issuers with small, medium or large market capitalizations.

The Fund is an opportunistic long/short investment fund. The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets. The Fund seeks to accomplish its objective through in-depth, long-term, fundamental research. The Fund focuses its research on what the Adviser believes to be the dominant secular, economic and demographic changes in society. The Adviser seeks to identify the industries and companies most affected, positively or negatively, by these changes. On the long side, the Adviser seeks to identify those companies that the Adviser believes have strong growth prospects, best in class management teams, strong pricing power, large market opportunities and high returns on capital. The Adviser uses fundamental research to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in companies at attractive valuations. In addition, on the short side, the Adviser seeks to identify those companies that the Adviser believes have low quality management teams, a history of poor capital allocation, are losing competitive and pricing advantage and may have contracting earnings for the foreseeable future. The Adviser then employs a value discipline in constructing the Fund’s portfolio and seeks to purchase and/or sell short securities if and only if the Adviser believes that the current price does not properly reflect the company’s long-term prospects and risks.

Individual company derivatives may be used to enhance the risk return profile of specific investment opportunities, and market index derivatives may be employed to manage market and industry exposure. The types of derivatives in which the Fund may invest include call options, put options and swap contracts. The Fund will primarily use options, calls and puts, to make investments that have less downside risk as compared to investment directly in the equities underlying the option. The Fund does not intend to use options for the purpose of gaining leverage to any material degree. Examples of strategies that the Fund may pursue using options include: (i) selling calls on existing positions, (ii) selling puts in cases where a decline in the value of a stock would trigger the Adviser’s decision to purchase the stock pursuant to the Fund’s strategy, (iii) purchasing calls where the Adviser perceives there to be significant downside risk associated with the underlying stock, and (iv) purchasing puts to hedge existing long positions. The Fund may also use swaps when the Adviser determines such contracts to be a cost effective and more efficient manner to gain exposure to securities as compared to direct investment in the underlying security.

The Fund may sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund does not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. The amount of shorts in the portfolio at any given time will be dependent on finding attractively priced short ideas and the desire to manage the overall net market exposure of the Fund. Additionally, the Fund’s principal investment strategy may include borrowing so long as the Fund limits its borrowing to no more than 30% of its total assets (including the amounts borrowed). Selling securities short and borrowing are considered forms of leverage.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The performance information for periods prior to March 30, 2012 shown below is for the Fund’s predecessor partnership (RiverPark Opportunity Fund, LLC). The predecessor partnership was merged into and reorganized as the Fund, a series of RiverPark Funds Trust, as of March 30, 2012. The merger and reorganization of the predecessor partnership into the Fund was for purposes entirely unrelated to the establishment of a performance record. The Fund is managed in a manner that is in all material respects equivalent to the management of the predecessor partnership since its inception on September 30, 2009. During its operating history, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Fund’s. The information for periods prior to March 30, 2012 shows how the predecessor partnership’s performance varied from year to year and reflects the actual fees and expenses that were charged when the Fund was a partnership. When the Fund was a partnership, it charged certain investors a 20% performance fee and capped its non-performance related expenses at 2% annual rates. The Fund does not charge a performance fee. If the annual returns for the predecessor partnership were charged the same fees and expenses as the Fund, the annual returns for the predecessor partnership would have been higher. From its inception on September 30, 2009 through March 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code of 1986 (the “Code”), which if they had been applicable, might have adversely affected its performance. The information below provides some indications of the risks of investing in the Fund. Comparison of performance to an appropriate index indicates how the Fund’s and the predecessor partnership’s average annual returns compare with those of a broad measure of market performance. The Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-564-4517
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future. Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Institutional Class (RLSIX)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest quarterly return was 18.17% for the quarter ended June 30, 2020, and the lowest quarterly return was -35.18% for the quarter ended June 30, 2022.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2023, the ten years ended December 31, 2023 and since inception of the Fund’s predecessor partnership (September 30, 2009), compared to that of the Fund’s benchmarks (S&P 500 Total Return Index and Morningstar Long/Short Equity Category (sourced from Morningstar Principia)):

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Long/Short Opportunity Fund | Equity Securities Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

RiverPark Long/Short Opportunity Fund | Market Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

RiverPark Long/Short Opportunity Fund | Large Cap Company Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Cap Company Risk. The Fund may invest in large cap company securities and may underperform other funds during periods when large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

RiverPark Long/Short Opportunity Fund | Foreign Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

RiverPark Long/Short Opportunity Fund | Growth Stock Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

RiverPark Long/Short Opportunity Fund | Information Technology Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Risk. The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of the Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

RiverPark Long/Short Opportunity Fund | Management Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

RiverPark Long/Short Opportunity Fund | Geopolitical and Health Crisis Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Fund’s investments.

RiverPark Long/Short Opportunity Fund | Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Using Leverage and Short Sales. The Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

RiverPark Long/Short Opportunity Fund | Portfolio Turnover Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the annual rate of portfolio turnover of the Funds. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

RiverPark Long/Short Opportunity Fund | Small and Medium Capitalization Company Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Company Risk. The Fund may invest in the securities of smaller capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over the counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

RiverPark Long/Short Opportunity Fund | Concentration Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s investments may at times be highly concentrated in the securities of a particular issuer, sponsor, industry, sector, asset class or geographic region. In the event of adverse occurrences affecting such issuer, sponsor, industry, sector, asset class or geographic region more than the market as a whole, the Fund may be susceptible to an increased risk of loss.

RiverPark Long/Short Opportunity Fund | Options Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The Fund will expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility. Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option. The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

RiverPark Long/Short Opportunity Fund | Swaps Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and valued subjectively. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

RiverPark Long/Short Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
RiverPark Long/Short Opportunity Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[12]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%	[12]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,211
RiverPark Long/Short Opportunity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RLSIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[12]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%	[12]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	590
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,018
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,208
Annual Return 2014	rr_AnnualReturn2014	(3.94%)
Annual Return 2015	rr_AnnualReturn2015	0.57%
Annual Return 2016	rr_AnnualReturn2016	(1.71%)
Annual Return 2017	rr_AnnualReturn2017	22.09%
Annual Return 2018	rr_AnnualReturn2018	(2.05%)
Annual Return 2019	rr_AnnualReturn2019	19.88%
Annual Return 2020	rr_AnnualReturn2020	54.74%
Annual Return 2021	rr_AnnualReturn2021	2.10%
Annual Return 2022	rr_AnnualReturn2022	(53.89%)
Annual Return 2023	rr_AnnualReturn2023	43.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.18%)
1 Year	rr_AverageAnnualReturnYear01	43.85%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
RiverPark Long/Short Opportunity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	43.85%	[15]
5 Years	rr_AverageAnnualReturnYear05	4.11%	[15]
10 Years	rr_AverageAnnualReturnYear10	3.02%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception		[15],[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009	[15],[16]
RiverPark Long/Short Opportunity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%	[15]
5 Years	rr_AverageAnnualReturnYear05	3.59%	[15]
10 Years	rr_AverageAnnualReturnYear10	2.76%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception		[15],[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009	[15],[16]
RiverPark Long/Short Opportunity Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RLSFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[12]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%	[12]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,461
1 Year	rr_AverageAnnualReturnYear01	43.62%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
RiverPark Long/Short Opportunity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
RiverPark Long/Short Opportunity Fund | Morningstar Long/Short Equity Category (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.94%
5 Years	rr_AverageAnnualReturnYear05	6.02%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
RiverPark Floating Rate CMBS Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section RiverPark Floating Rate CMBS Fund Retail Class Shares Institutional Class Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	RiverPark Floating Rate CMBS Fund (“RiverPark CMBS” or the “Fund”) seeks to generate current income and capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to generate current income and capital appreciation consistent with the preservation of capital by investing in commercial mortgage-backed securities (“CMBS”), predominately in the United States. CMBS are debt instruments that are secured by commercial real estate (“CRE”) assets and include bank loans secured by CRE assets (“Bank Loans”), certificated CRE mezzanine loans (“Mezzanine Loans”) and CRE collateralized debt and loan obligations (“CLOs”).

Under normal circumstances, the Fund may invest up to 100% of its assets in fixed income securities of which no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) will be invested in floating rate CMBS. Floating rate CMBS will typically have coupons that reset monthly. There is no limitation on the maturity of fixed income securities in which the Fund invests.

The Fund will primarily make investments in assets that, at the time of purchase by the Fund, are current with respect to payments of interest and principal in accordance with their underlying documents (referred to herein as “performing”) and which the Adviser believes, if held to maturity, have a limited risk of loss of principal. The CMBS acquired by the Fund will typically be protected by subordinate layers of debt and equity credit support. Typically, the portfolio will have a weighted average exposure, including all debt that is senior and at the same level, of approximately 50% of the underlying real estate value (a 50% loan-to-value ratio or “LTV”). For example, if the total of senior and same level debt is $50 million and the underlying real estate is valued at $100 million, then that security would have a 50% LTV.

The Fund seeks to generate its returns primarily from its investments’ monthly cash distributions and secondarily through opportunistic trading. The CMBS investments will generally have between two and five years of remaining loan term (though individual securities may have maturities as long as ten years and as short as one year or less). All securities are currently expected to be U.S. dollar-denominated although they may be issued by a foreign corporation or entity or a U.S. affiliate of a foreign corporation or entity. The Fund may invest without limitation in securities and instruments of foreign issuers of CMBS where the properties underlying the securities are located in the United States or its territories, or the Fund may also invest in a limited amount (but no more than 10% of its net assets) of CMBS backed by properties located in foreign countries.

The Fund will invest across the debt capital structure from AAA to unrated, with a significant percentage (up to 100%) of investments expected to be below investment grade (commonly referred to as “junk bonds,” which are considered speculative). However, the Adviser does not rely solely on rating agencies to determine the risk associated with an investment; instead, the Adviser’s investment process is a fundamental based “bottom up” focus on CRE credit quality. The Adviser’s investment process is comprised of three interrelated components: analysis of the underlying CRE properties, analysis of the security’s legal structure and yield and ongoing portfolio management focused on trading and risk management.

The Fund intends to be primarily a “buy and hold” investor in CMBS but will also use its trading skills to buy and sell investments opportunistically, either offensively (to capture additional perceived upside) or defensively (to protect against perceived credit erosion). While the Fund seeks to invest primarily in performing CMBS, it will opportunistically invest in distressed and/or sub-performing CMBS if such investments otherwise satisfy the Adviser’s bottom-up investment approach described above.

If the Adviser is unable to find attractive investment opportunities, consistent with the Fund’s investment objectives, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective.

Industry Concentration Policy. The Fund intends to concentrate its investments in the commercial real estate industry, which will include CMBS and other securities that are secured by or otherwise have exposure to commercial real estate. This means that the Fund may invest more than 25% of its total assets in CMBS, which will cause the Fund to be more sensitive to adverse economic, business or political developments that affect the commercial real estate industry and CMBS than a fund that invests more broadly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

The performance for periods prior to September 30, 2016 shown below is for the Fund’s predecessor private fund, GSREA CMBS Credit Opportunities, LLC, a Delaware limited liability company. The predecessor private fund commenced operations on June 1, 2010. The predecessor private fund was reorganized into an interval fund (the “Interval Fund”) as of September 30, 2016, and the Interval Fund commenced operations on October 3, 2016. The reorganization of the predecessor private fund into the Interval Fund was for purposes entirely unrelated to the establishment of a performance record. The Interval Fund was further reorganized into the Fund as of November 12, 2018.

Since inception, the Fund, the Interval Fund and the predecessor private fund were all managed by the same portfolio manager and in a manner that is in all material respects equivalent, including investment policies, objectives and guidelines. The following information shows the predecessor private fund’s annual returns reflecting the actual fees and expenses that were charged by the predecessor private fund, including a base fee that varied between 1% and 1.25% and a performance fee that varied between 10% and 12.5%. The Fund does not charge a performance fee. If the predecessor private fund had been charged the same fees and expenses as the Fund (which are lower), the annual returns for the predecessor private fund would have been higher. The limited partners of the predecessor fund were subject to calls on capital commitments and had lock-up periods with penalties for early withdrawals. The Interval Fund had limitations on quarterly redemptions, but those features were different from the predecessor private fund. The Fund is open to daily redemptions without limitation and with no lock-up periods.

The predecessor private fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act or the Code, which if they had been applicable, might have adversely affected its performance.

The Fund’s performance information is available by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-564-4517
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) RiverPark Floating Rate CMBS Fund (RCRIX)1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

1	Prior to September 30, 2016, the Fund was a private fund.

During the period of time shown in the bar chart, the highest quarterly return was 15.42% for the quarter ended June 30, 2020, and the lowest quarterly return was -21.63% for the quarter ended March 31, 2020.

The performance table below shows how the Fund’s average annual return for the calendar year, the five years ended December 31, 2023, the ten years ended December 31, 2023 (which include returns for the predecessor private fund and the Interval Fund) and since inception of the Fund’s predecessor private fund (May 31, 2010) compared to that of the Fund’s benchmarks (Bloomberg U.S. Investment-Grade CMBS Index and Bloomberg U.S. Aggregate Bond Index):

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Floating Rate CMBS Fund | Foreign Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

RiverPark Floating Rate CMBS Fund | Management Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

RiverPark Floating Rate CMBS Fund | Geopolitical and Health Crisis Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Fund’s investments.

RiverPark Floating Rate CMBS Fund | Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Fixed Income Securities. The Fund may invest up to 100% of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk.

RiverPark Floating Rate CMBS Fund | Interest Rate Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed-income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.

RiverPark Floating Rate CMBS Fund | Credit Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. The Fund is subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument.
RiverPark Floating Rate CMBS Fund | Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Bank Loans. The secondary market for bank loans is a private, unregulated inter-dealer or inter-bank resale market. Bank loans are usually rated below investment grade. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

RiverPark Floating Rate CMBS Fund | Concentration Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s investments may at times be highly concentrated in the securities of a particular issuer, sponsor, industry, sector, asset class or geographic region. In the event of adverse occurrences affecting such issuer, sponsor, industry, sector, asset class or geographic region more than the market as a whole, the Fund may be susceptible to an increased risk of loss.

RiverPark Floating Rate CMBS Fund | CMBS Liquidity Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CMBS Liquidity Risk. Liquidity risk relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. The Fund’s investments in CMBS are primarily privately issued, restricted securities (see Privately Issued Securities Risk below). These securities do not trade on an exchange and the daily recorded trading volume for these investments is generally lower than for other fixed income securities. As a result, the Fund may be subject to greater exposure to liquidity risk than funds that invest in other fixed income securities.

The Adviser will monitor on a daily basis the liquidity of each of the Fund’s investments. In making its liquidity determination, the Adviser will, among other things, weigh the following criteria:

i.	the frequency of trades and quotes for the security or similar securities;

ii.	the number of dealers willing to purchase or sell the security or similar securities and the number of other potential buyers;

iii.	dealer undertakings to make a market in the security or similar securities;

iv.	and the nature of the security and the nature of the marketplace in which it trades.

Nevertheless, there can be no assurance that the Adviser’s liquidity determinations will be accurate and there may be a limited market for the Fund’s securities. In the event that the Fund desires to sell for investment reasons or is required to sell to meet redemption requests, the Fund may be forced to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund.

RiverPark Floating Rate CMBS Fund | CMBS Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CMBS Risk. The Fund will invest in CMBS. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. The value of the collateral securing CMBS may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, CMBS may not be fully collateralized and may decline significantly in value.

RiverPark Floating Rate CMBS Fund | Commercial Real Estate Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commercial Real Estate Risk. The CMBS in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. In the event of any default under a mortgage, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the commercial mortgage loan.

RiverPark Floating Rate CMBS Fund | CMBS Market Contraction Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CMBS Market Contraction Risk. Stressed conditions in the markets for CMBS and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CMBS. To the extent that the market for CMBS suffers such a contraction, securities that were previously considered liquid could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund.

RiverPark Floating Rate CMBS Fund | Privately Issued Securities Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Privately Issued Securities Risk. The Fund intends to invest in privately issued securities, including those that may be resold only in accordance with Rule 144A or Regulation S under the 1933 Act (“Restricted Securities”). Restricted Securities are not publicly traded and are subject to a variety of restrictions, which limit a purchaser’s ability to acquire or resell such securities. Delay or difficulty in selling such securities may result in a loss to the Fund.

RiverPark Floating Rate CMBS Fund | Below Investment Grade Junk Bond Securities Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Below Investment Grade (“Junk Bond”) Securities Risks. The Fund may invest up to 100% of its assets in fixed-income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating organizations and accordingly involve great risk. Such securities, sometimes called junk bonds, are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

RiverPark Floating Rate CMBS Fund | Mezzanine Loan Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mezzanine Loan Risk. The terms of a mezzanine loan may restrict transfer of the interests securing such loan (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

RiverPark Floating Rate CMBS Fund | Collateralized Loan Obligation CLO Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Collateralized Loan Obligation (“CLO”) Risk. CLOs and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches may experience substantial losses due to defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws.

RiverPark Floating Rate CMBS Fund | Subordinated CMBS Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Subordinated CMBS Risk. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

RiverPark Floating Rate CMBS Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
RiverPark Floating Rate CMBS Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund is non-diversified which means that its portfolio will be invested in a relatively small number of securities. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities.
RiverPark Floating Rate CMBS Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
RiverPark Floating Rate CMBS Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RCRIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[17]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%	[17]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,200
Annual Return 2014	rr_AnnualReturn2014	3.84%
Annual Return 2015	rr_AnnualReturn2015	2.54%
Annual Return 2016	rr_AnnualReturn2016	3.01%
Annual Return 2017	rr_AnnualReturn2017	4.99%
Annual Return 2018	rr_AnnualReturn2018	2.23%
Annual Return 2019	rr_AnnualReturn2019	4.45%
Annual Return 2020	rr_AnnualReturn2020	(8.52%)
Annual Return 2021	rr_AnnualReturn2021	2.81%
Annual Return 2022	rr_AnnualReturn2022	(0.72%)
Annual Return 2023	rr_AnnualReturn2023	9.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2010
RiverPark Floating Rate CMBS Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.38%	[20]
5 Years	rr_AverageAnnualReturnYear05	(0.29%)	[20]
10 Years	rr_AverageAnnualReturnYear10		[20],[21]
Since Inception	rr_AverageAnnualReturnSinceInception		[20],[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2010	[20],[21]
RiverPark Floating Rate CMBS Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.76%	[20]
5 Years	rr_AverageAnnualReturnYear05	0.33%	[20]
10 Years	rr_AverageAnnualReturnYear10		[20],[21]
Since Inception	rr_AverageAnnualReturnSinceInception		[20],[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2010	[20],[21]
RiverPark Floating Rate CMBS Fund | Retail Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RCRFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[17]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[17]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,605
1 Year	rr_AverageAnnualReturnYear01	9.50%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2010
RiverPark Floating Rate CMBS Fund | Bloomberg U.S. Investment-Grade CMBS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.29%
5 Years	rr_AverageAnnualReturnYear05	1.60%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2010
RiverPark Floating Rate CMBS Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2010
Riverpark/Next Century Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section RiverPark/Next Century Growth Fund Retail Class Shares (Ticker Symbol: RPNCX) Institutional Class Shares (Ticker Symbol: RPNIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverPark/Next Century Growth Fund (“RiverPark/Next Century” or the “Fund”) seeks long-term capital appreciation through investments primarily in securities of small-cap companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund began operations on June 30, 2023. During the fiscal period ended September 30, 2023, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The example reflects adjustments made to the Fund’s operating expenses due to the fee waiver agreement with the investment adviser for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. The Fund defines small cap companies as those with market capitalizations, at the time of initial investment, of less than the market capitalization of the largest company in the Russell 2000® Index on a rolling three-year basis. As of December 31, 2023, the market capitalization of the largest company in the Russell 2000® Index on a rolling three-year basis was $29.1 billion.

The Fund seeks to achieve its investment objective by investing in companies that the Fund’s sub-adviser, Next Century Growth Investors, LLC (“Next Century” or the “Sub-Adviser”), believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Sub-Adviser employs a “bottom up” approach in its stock selection, which is the use of fundamental analysis to identify companies that it believes over the long term will surpass consensus earnings estimates.

The first step of the investment selection process is to screen for companies that either have exhibited greater than 15% revenue growth or are likely to achieve a greater than 15% revenue growth rate soon, in the opinion of the Sub-Adviser, based on its research and analysis of the company’s business and financial information.

The next step is a research review of the size of the market in which the company operates, the competitive landscape within that market and the company’s income statement. The Sub-Adviser seeks to invest in companies, which in its opinion, benefit from strong market share and manageable competition in large and/or expanding markets that can support long-term revenue and earnings growth.

The Fund is expected to maintain a diversified portfolio of approximately 40-60 stocks, although the actual number of portfolio holdings may vary due to market conditions. Position sizes will typically range up to 5% of the portfolio, although the Fund may at times hold positions greater than 5% of the portfolio. The Fund does not target any particular sector, and individual sectors are generally limited to the greater of 10% or 2x the weighting of such sector in the Russell 2000® Growth Index. The Fund’s sector weightings are the result of its bottom-up individual stock selections, which are subject to change, with holdings typically focused in the fastest growing sectors and industries.

Next Century believes in adhering to a strong sell discipline. Positions are subject to sale based on several factors, including direct research that uncovers a change to the investment thesis, slower revenue growth, declining margins, earnings shortfalls, or a market valuation no longer justified by its current fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund began operations on June 30, 2023. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

The Fund’s performance information is available by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund began operations on June 30, 2023. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-564-4517
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Riverpark/Next Century Growth Fund | Equity Securities Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risks. The Fund will invest in equity securities and securities with exposure to equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Riverpark/Next Century Growth Fund | Growth Stock Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. The Fund will invest in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Riverpark/Next Century Growth Fund | Information Technology Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Risk. The Fund may invest a substantial portion of its assets in the information technology sector. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Riverpark/Next Century Growth Fund | Management Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. Management risk means that the Adviser’s or Sub-Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Riverpark/Next Century Growth Fund | Geopolitical and Health Crisis Risks.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Fund’s investments.

Riverpark/Next Century Growth Fund | Small and Medium Capitalization Company Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Company Risk. The Fund will invest in small or medium capitalization companies. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger capitalization companies. Compared to large cap companies, smaller cap companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Riverpark/Next Century Growth Fund | No Operating History Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	No Operating History Risk. The Fund is an open-ended investment company that began operations on June 30, 2023. The Fund is designed for long-term investors and not as a trading vehicle.
Riverpark/Next Century Growth Fund | Stock Market Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Market Risk. The Fund will invest in common stocks, which are subject to stock market risk. Stock market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Riverpark/Next Century Growth Fund | Focus Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Riverpark/Next Century Growth Fund | Healthcare Sector Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Healthcare Sector Risk. The Fund may invest a substantial portion of its assets in securities issued by healthcare companies and, as a result, the performance of the Fund will be impacted by economic, political and regulatory risks or other occurrences associated with the healthcare industry. Healthcare companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims and legislative or regulatory activities, among other factors.

Riverpark/Next Century Growth Fund | Industrials Sector Risk.
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrials Sector Risk. The Fund may invest a substantial portion of its assets in the industrials sector. The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Riverpark/Next Century Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
Riverpark/Next Century Growth Fund | Retail Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPNCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[22]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[22]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	506
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,984
Riverpark/Next Century Growth Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPNIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[22]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[22]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	764
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,709

[1]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[2]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares.
[3]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares, 1.00% for the Institutional Class Shares and 2.00% for the Class C Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2025, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[6]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares.
[7]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares, 1.00% for the Institutional Class Shares and 2.00% for the Class C Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2025, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[9]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[10]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[12]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[13]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares.
[14]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 2.00% for the Retail Class Shares, 1.85% for the Institutional Class Shares and 2.85% for the Class C Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2025, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.
[15]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[16]	Prior to March 30, 2012, the Fund was an unregistered partnership, did not qualify as a regulated investment company (“RIC”) for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show the after-tax returns for the predecessor partnership for periods prior to March 30, 2012.
[17]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[18]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[19]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares and 0.85% for the Institutional Class Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2025, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.
[20]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[21]	Prior to September 30, 2016, the predecessor fund was treated as a partnership with taxable profits allocated to its partners, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, after-tax returns for the predecessor fund prior to reorganization as an Interval Fund are not shown above. The Fund’s Retail Class Shares were launched on November 12, 2018. The performance data quoted for the Retail Class for periods prior to November 12, 2018 but after September 30, 2016 is that of the Institutional Class of the Interval Fund, adjusted to reflect the higher expense ratio applicable to the Retail Class. The performance data quoted for the Retail Class prior to September 30, 2016 is that of the predecessor private fund. If the annual returns for the predecessor private fund were charged the same fees and expenses as the Fund’s Retail Class (which are lower than the predecessor private fund), the annual returns for the predecessor private fund would have been higher.
[22]	Estimate based on anticipated asset levels for the Retail Class Shares and Institutional Class Shares.
[23]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[24]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.40% for the Retail Class Shares and 1.15% for the Institutional Class Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2025, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.